Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale
Within 3 months	$ 63,602
3 to 12 months	75,287
1 to 5 years	192,516
5 to 10 years	22,361
Over 10 years	0
No specific or single maturity	2,963,674
Carrying amount	3,317,440	$ 3,332,738
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	63,602
3 to 12 months	75,287
1 to 5 years	192,516
5 to 10 years	22,361
Over 10 years	0
No specific or single maturity	4,352,453
Carrying amount	4,706,219
US dollars
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	63,602
3 to 12 months	75,287
1 to 5 years	192,516
5 to 10 years	22,361
Over 10 years	0
No specific or single maturity	4,352,245
Carrying amount	4,706,011
Other
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years
Over 10 years	0
No specific or single maturity	208
Carrying amount	208
Mutual funds
Trading
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	6,824
Carrying amount	6,824
US government and federal agencies
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	84,146
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,624,958
Carrying amount	2,709,104	2,430,402
Held-to-maturity
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	1,381,955
Carrying amount	1,381,955
Non-US governments debt securities
Available-for-sale
Within 3 months	0
3 to 12 months	671
1 to 5 years	3,216
5 to 10 years	22,361
Over 10 years	0
No specific or single maturity	0
Carrying amount	26,248	27,020
Corporate debt securities
Available-for-sale
Within 3 months	63,602
3 to 12 months	74,616
1 to 5 years	105,154
5 to 10 years	0
Over 10 years	0
No specific or single maturity	0
Carrying amount	243,372	514,475
Asset-backed securities - Student loans
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	12,493
Carrying amount	12,493	12,493
Commercial mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	141,500
Carrying amount	141,500	150,546
Residential mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	184,723
Carrying amount	$ 184,723	$ 197,802